Portfolio of Investments
Columbia Pacific/Asia Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 9.5%
Ansell Ltd.	106,617	2,171,032
CSL Ltd.	19,742	3,827,620
Macquarie Group Ltd.	41,073	3,977,685
Newcrest Mining Ltd.	105,238	2,222,519
Rio Tinto PLC, ADR	64,100	3,804,976
Total		16,003,832
China 18.6%
Alibaba Group Holding Ltd., ADR(a)	39,846	8,451,337
BeiGene Ltd., ADR(a)	4,819	798,797
China Construction Bank Corp., Class H	1,650,000	1,430,619
Foshan Haitian Flavouring & Food Co., Ltd., Class A	89,542	1,384,413
Guangdong Investment Ltd.	929,000	1,943,059
Kweichow Moutai Co., Ltd., Class A	8,172	1,390,689
NetEase, Inc., ADR	7,309	2,241,232
New Oriental Education & Technology Group, Inc., ADR(a)	13,510	1,638,088
Ping An Insurance Group Co. of China Ltd., Class H	382,800	4,529,851
Tencent Holdings Ltd.	154,800	7,457,669
Total		31,265,754
Hong Kong 4.9%
AIA Group Ltd.	429,600	4,518,518
Hong Kong Exchanges and Clearing Ltd.	41,000	1,331,997
Link REIT (The)	231,500	2,452,506
Total		8,303,021
India 6.5%
Eicher Motors Ltd.	5,489	1,733,412
HDFC Bank Ltd., ADR	55,104	3,491,941
Indraprastha Gas Ltd.	272,790	1,636,903
Petronet LNG Ltd.	440,027	1,652,399
Tata Consultancy Services Ltd.	79,458	2,406,400
Total		10,921,055
Indonesia 2.5%
PT Ace Hardware Indonesia Tbk	9,970,100	1,073,712
PT Bank Rakyat Indonesia Persero Tbk	9,718,100	3,076,031
Total		4,149,743
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 37.6%
Amano Corp.	26,100	795,312
Asahi Intecc Co., Ltd.	20,500	600,265
Bandai Namco Holdings, Inc.	16,400	997,648
Comture Corp.	27,300	586,065
Dai-ichi Life Holdings, Inc.	116,500	1,919,953
Daiichi Sankyo Co., Ltd.	23,600	1,558,645
Daikin Industries Ltd.	19,200	2,708,925
Elecom Co., Ltd.	41,900	1,695,071
Freee KK(a)	13,800	409,599
Hoya Corp.	20,900	1,995,157
ITOCHU Corp.	120,000	2,781,202
JCU Corp.	21,600	638,015
JustSystems Corp.	15,000	838,727
Kakaku.com, Inc.	22,200	566,835
Kao Corp.	36,600	3,018,589
Keyence Corp.	9,200	3,230,475
Kinden Corp.	75,200	1,168,416
Kirin Holdings Co., Ltd.	29,600	646,067
Koito Manufacturing Co., Ltd.	28,200	1,305,828
Koshidaka Holdings Co., Ltd.	32,500	491,079
Lasertec Corp.	17,600	892,584
Milbon Co., Ltd.	11,800	669,096
Mitsubishi Corp.	56,100	1,486,166
Mitsubishi UFJ Financial Group, Inc.	354,500	1,916,546
Murata Manufacturing Co., Ltd.	23,900	1,471,012
Nakanishi, Inc.	25,500	485,975
Nidec Corp.	9,200	1,256,571
Nihon M&A Center, Inc.	35,500	1,221,653
Nintendo Co., Ltd.	3,900	1,559,845
Nippon Telegraph & Telephone Corp.	104,400	2,638,573
Obic Co., Ltd.	5,400	727,384
ORIX Corp.	79,090	1,310,630
ORIX JREIT, Inc.	279	604,745
PeptiDream, Inc.(a)	17,800	909,640
Recruit Holdings Co., Ltd.	54,000	2,022,589
Rohm Co., Ltd.	15,200	1,212,794
Columbia Pacific/Asia Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shin-Etsu Chemical Co., Ltd.	18,400	2,023,505
Shinko Electric Industries Co., Ltd.	30,400	358,731
Shoei Co., Ltd.	15,300	725,946
SoftBank Group Corp.	18,600	807,557
Sony Corp.	41,100	2,790,596
Takeda Pharmaceutical Co., Ltd.	33,500	1,324,999
Takuma Co., Ltd.	137,500	1,644,658
Tokio Marine Holdings, Inc.	17,600	985,403
Toyota Motor Corp.	47,200	3,325,783
ValueCommerce Co., Ltd.	41,800	895,124
Total		63,219,978
Philippines 1.0%
Ayala Land, Inc.	1,866,110	1,673,734
Singapore 4.6%
CapitaLand Ltd.	656,400	1,831,696
DBS Group Holdings Ltd.	192,800	3,717,423
Mapletree Commercial Trust	1,261,817	2,243,831
Total		7,792,950
South Korea 5.0%
Samsung Electronics Co., Ltd.	174,111	8,389,866
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 6.5%
MediaTek, Inc.	145,000	2,148,477
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	150,856	8,764,734
Total		10,913,211
Thailand 0.9%
Tisco Financial Group PCL, Foreign Registered Shares	437,800	1,449,414
Total Common Stocks (Cost $99,661,102)		164,082,558

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.699%(b),(c)	3,869,844	3,869,457
Total Money Market Funds (Cost $3,869,457)		3,869,457
Total Investments in Securities (Cost $103,530,559)		167,952,015
Other Assets & Liabilities, Net		126,459
Net Assets		$168,078,474

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,611,517,000 IDR	825,121 USD	State Street	02/05/2020	—	(11,930)
3,389,000 SGD	2,498,982 USD	State Street	02/05/2020	—	(21,481)
1,647,519 USD	49,961,000 TWD	State Street	02/05/2020	26,776	—
Total				26,776	(33,411)
2	Columbia Pacific/Asia Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.699%
	3,513,234	40,294,349	(39,937,739)	3,869,844	(185)	—	71,697	3,869,457
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
IDR	Indonesian Rupiah
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Pacific/Asia Fund | Quarterly Report 2019	3